Organization, Business Overview and Liquidity (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Conversion of Stock, Shares Converted	0.97682654
Stock Issued During Period, Shares, Acquisitions	5,913,277
Conversion of Stock, Shares Issued	0.97682654
Net Income (Loss) Attributable to Parent	$ 9,437,000	$ (1,658,000)	$ (5,269,854)	$ 2,682,108
Net Cash Provided by (Used in) Operating Activities	1,577,000	$ 709,000	2,477,037	2,075,624
Cash and Cash Equivalents, at Carrying Value	8,706,000		7,619,000	$ 532,229
Proceeds from Warrant Exercises	$ 15,000,000		$ 15,000,000